Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Sep. 30, 2024	Oct. 01, 2023
Current assets
Cash and cash equivalents	$ 108,198,015	$ 2,500,894	$ 229,702
Receivables	90,288	275,000
Prepaids and other	202,928	25,536	14,268
Value-added tax receivable	214,462	15,357	8,904
Total current assets	108,705,693	2,816,787	252,874
Reclamation deposit	59,951	59,052	11,096
Property and equipment	298,658	94,523
Mineral property interests	12,188,048	10,758,885	44,013
Value-added tax receivable	339,013	89,730
Total assets	121,591,363	13,818,977	307,983
Current liabilities
Accounts payable and accrued liabilities	2,459,902	372,481	234,986
Consideration payable	1,713,250	1,687,375
Lease liabilities	12,412
Total current liabilities	4,185,564	2,059,856	234,986
Non-current liabilities
Consideration payable		1,687,375
Reclamation provision	650,439	492,426
Total liabilities	4,836,003	4,239,657	234,986
Equity
Common shares	140,014,858	19,524,567	7,219,766
Reserves	3,402,702	1,724,026	1,385,293
Commitment to issue shares	750,000	46,319	46,319
Foreign currency reserve	670,276	(432,731)	(63,899)
Deficit	(28,082,476)	(11,282,861)	(8,514,482)
Total equity	116,755,360	9,579,320	72,997
Total liabilities and equity	$ 121,591,363	$ 13,818,977	$ 307,983